Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,310,408	$ 5,744,643
Containers, accumulated depreciation	(1,729,312)	(1,619,591)
Containers, net book value	4,581,096	4,125,052
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,536,067	1,532,753
Containers, accumulated depreciation	(451,839)	(428,913)
Containers, net book value	1,084,228	1,103,840
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	140,165	144,881
Containers, accumulated depreciation	(54,676)	(55,154)
Containers, net book value	85,489	89,727
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	3,241,118	2,717,384
Containers, accumulated depreciation	(725,325)	(672,416)
Containers, net book value	2,515,793	2,044,968
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	27,798	27,880
Containers, accumulated depreciation	(13,480)	(12,747)
Containers, net book value	14,318	15,133
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	19,859	20,164
Containers, accumulated depreciation	(9,016)	(8,493)
Containers, net book value	10,843	11,671
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,128	2,605
Containers, accumulated depreciation	(838)	(1,742)
Containers, net book value	290	863
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,143,392	1,103,817
Containers, accumulated depreciation	(429,910)	(398,721)
Containers, net book value	713,482	705,096
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	16,780	17,228
Containers, accumulated depreciation	(5,162)	(5,132)
Containers, net book value	11,618	12,096
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	48,586	49,167
Containers, accumulated depreciation	(18,510)	(18,275)
Containers, net book value	30,076	30,892
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,182	13,253
Containers, accumulated depreciation	(1,947)	(1,790)
Containers, net book value	11,235	11,463
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	22,138	22,271
Containers, accumulated depreciation	(4,804)	(4,738)
Containers, net book value	17,334	17,533
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	100,195	93,240
Containers, accumulated depreciation	(13,805)	(11,470)
Containers, net book value	$ 86,390	$ 81,770